Earnings per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share (EPS)
Basic and diluted EPS are computed using the two-class method, which is an earnings allocation that determines EPS for each class of common stock and participating securities according to dividends declared and participation rights in undistributed earnings. The Company’s restricted stock awards are considered participating securities because holders are entitled to receive non-forfeitable dividends during the vesting term. Diluted EPS includes securities that could potentially dilute basic EPS during a reporting period, for which the Company includes the Debentures and share-based compensation awards. Dilutive securities are not included in the computation of loss per share when a company reports a net loss from continuing operations as the impact would be anti-dilutive.
For all but the performance units, the potentially dilutive impact of the Company’s share-based compensation awards is determined using the treasury stock method. Under the treasury stock method, awards are treated as if they had been exercised with any proceeds used to repurchase common stock at the average market price during the period. Any incremental difference between the assumed number of shares issued and purchased is included in the diluted share computation. For the Company’s performance units, their contingent features result in an assessment for any potentially dilutive common stock by using the end of the reporting period as if it were the end of the contingency period for all units granted. For further discussion of the Company’s share-based compensation awards, see Note 18. "Share-Based Compensation."
A conversion of the Debentures may result in payment for any conversion value in excess of the principal amount of the Debentures in the Company’s common stock. For diluted EPS purposes, potential common stock is calculated based on whether the market price of the Company’s common stock at the end of each reporting period is in excess of the conversion price of the Debentures. For a full discussion of the conditions under which the Debentures may be converted, the conversion rate to common stock and the conversion price, see Note 12. "Long-term Debt." The effect of the Debentures was excluded from the calculation of diluted EPS for all periods presented herein because to do so would have been anti-dilutive for those periods.
The computation of diluted EPS also excluded aggregate share-based compensation awards of approximately 0.2 million, 0.2 million and 0.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, because to do so would have been anti-dilutive for those periods. Because the potential dilutive impact of such share-based compensation awards is calculated under the treasury stock method, anti-dilution generally occurs when the exercise prices or unrecognized compensation cost per share of such awards are higher than the Company’s average stock price during the applicable period.
The following illustrates the earnings allocation method utilized in the calculation of basic and diluted EPS. The number of shares and per share amounts for all periods presented below have been retroactively restated to reflect the Reverse Stock Split discussed in Note 1. "Summary of Significant Accounting Policies.":

	Year Ended December 31,
	2014	2013	2012
	(In millions, except per share amounts)
EPS numerator:
Loss from continuing operations, net of income taxes	$(749.1)	$(286.0)	$(470.9)
Less: Net income attributable to noncontrolling interests	9.7	12.3	10.6
Loss from continuing operations attributable to common stockholders, before allocation of earnings to participating securities	(758.8)	(298.3)	(481.5)
Less: Earnings allocated to participating securities	1.0	0.8	0.7
Loss from continuing operations attributable to common stockholders, after allocation of earnings to participating securities	(759.8)	(299.1)	(482.2)
Loss from discontinued operations attributable to common stockholders, after allocation of earnings to participating securities	(28.2)	(226.6)	(104.2)
Net loss attributable to common stockholders, after earnings allocated to participating securities	$(788.0)	$(525.7)	$(586.4)
EPS denominator:
Weighted average shares outstanding — basic and diluted	17.9	17.8	17.9
Basic and diluted EPS attributable to common stockholders:
Loss from continuing operations	$(42.52)	$(16.80)	$(26.95)
Loss from discontinued operations	(1.57)	(12.73)	(5.84)
Net loss attributable to common stockholders	$(44.09)	$(29.53)	$(32.79)